CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Time charter revenues (Note 2(p))	$ 169,733	$ 220,728	$ 226,189
EXPENSES:
Voyage expenses (Note 2(p))	13,525	13,542	7,405
Vessel operating expenses (Note 2(q))	85,847	90,600	95,510
Depreciation and amortization of deferred charges	42,991	48,904	52,206
General and administrative expenses	32,778	28,601	29,518
Management fees to related party (Note 3)	2,017	2,155	2,394
Impairment loss (Note 4)	104,395	13,987	0
Loss from sale of vessels (Note 4)	1,085	6,171	1,448
Other (gain)/loss	(230)	(854)	(542)
Operating income/(loss)	(112,675)	17,622	38,250
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 9)	(21,514)	(29,432)	(30,506)
Interest and other income (Note 3(b))	728	2,858	8,822
Gain on repurchase of debt	374	0	0
Gain/(loss) from investments (Note 3(b) and 3(d))	(1,110)	(1,583)	14
Total other expenses, net	(21,522)	(28,157)	(21,670)
Net income/(loss)	(134,197)	(10,535)	16,580
Dividends on series B preferred shares (Notes 8 and 10)	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ (139,966)	$ (16,304)	$ 10,811
Earnings/(loss) per common share, basic and diluted	$ (1.62)	$ (0.17)	$ 0.10
Weighted average number of common shares, basic (Note 10)	86,143,556	95,191,116	103,736,742
Weighted average number of common shares, diluted (Note 10)	86,143,556	95,191,116	104,715,883